Offerings	Jun. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.750% Senior Notes due 2030
Amount Registered | shares	579,950,000
Proposed Maximum Offering Price per Unit	0.99936
Maximum Aggregate Offering Price	$ 579,578,832.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 80,039.84
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is EUR1,000,000,000. (2) The amount registered and maximum aggregate offering price has been calculated using the EUR/USD exchange rate of EUR1.00/$1.1599, as reported by Bloomberg, L.P. as of 12:00 pm New York City time on June 15, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.250% Senior Notes due 2034
Amount Registered | shares	579,950,000
Proposed Maximum Offering Price per Unit	0.99654
Maximum Aggregate Offering Price	$ 577,943,373.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 79,813.98
Offering Note	(1) The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is EUR1,000,000,000. (2) The amount registered and maximum aggregate offering price has been calculated using the EUR/USD exchange rate of EUR1.00/$1.1599, as reported by Bloomberg, L.P. as of 12:00 pm New York City time on June 15, 2026.